Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ (20,329)	₩ 3,022	₩ 19,272
Consideration paid to non-controlling interests	(38)	213,819	69,652
Effect of changes in equity (net amount)	₩ (20,367)	₩ 216,841	₩ 88,924